Jun. 22, 2015
The Tocqueville Opportunity Fund
The Tocqueville Opportunity Fund
Supplement dated June 22, 2015

to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 27, 2015

The Tocqueville Fund

The Tocqueville Opportunity Fund

The Tocqueville International Value Fund

The Delafield Fund

The Tocqueville Select Fund

(each, a “Fund” and collectively, the “Funds”)

Each, a series of Tocqueville Trust (the “Trust”)

On June 18, 2015, the Board of Trustees of the Trust approved the elimination of the redemption fee for the Funds (listed above) effective July 1, 2015. Accordingly, all references to the redemption fee for these Funds are hereby removed from the Trust’s Prospectus and SAI effective July 1, 2015.

Please note that the redemption fee remains in effect for The Tocqueville Gold Fund.

Please retain this supplement with your Prospectus and SAI.